LEASE (Schedule of Components of Lease Expense) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Lease Cost
Operating lease cost	$ 3,421
Short-term lease cost	994
Total lease cost	4,415
Cash paid for amounts included in the measurement of Lease liabilities:
Operating cash flows from operating leases	2,901
Right-of-use assets obtained in exchange for new operating lease liabilities	$ 541
Weighted-average remaining lease term - operating leases	4 years 1 month 6 days
Weighted-average discount rate - operating leases	5.00%